UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [x] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    January 27, 2006

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    0

Form 13F information table entry total:

Form 13F information table value total:

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer       Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager(a) Sole(b) (c) None


Abbott Laboratories  COM             002824 10 0    2,546       64,586 SH                     0   0     0
Adobe Systems	   COM             00724F 10 1      884       23,925 SH                     0   0     0
Amgen Inc.           COM             031162 10 0    2,744       34,797 SH                     0   0     0
Anheuser Busch       COM             035229 10 3    2,983       69,448 SH                     0   0     0
AT&T                 COM             00206R 10 2    1,960	    80,061 SH                     0   0     0
Auto Data Processing COM             053015 10 3    2,532       55,170 SH                     0   0     0
Bank of America Corp COM             060505 10 4    1,518       32,888 SH                     0   0     0
Baxter International COM             071813 10 9    2,836       75,336 SH                     0   0     0
Becton Dickinson & CoCOM             075887 10 9    2,687	    44,733 SH                     0   0     0
Bell South           COM             079860 10 2      944       34,851 SH                     0   0     0
Berkshire Hathaway ClCOM             084670 20 7      481          164 SH                     0   0     0
Boeing               COM             097023 10 5    2,658       37,846 SH                     0   0     0
BP Amoco             AMERN SH        110889 40 9    4,110       64,002 SH                     0   0     0
Bristol Myers Squibb COM             110122 10 8    1,177       51,212 SH                     0   0     0
Cadbury Schweppes PLCADR             127209 30 2    2,485       64,914 SH                     0   0     0
Chevron Corp         COM             166764 10 0    3,501       61,673 SH                     0   0     0
Cisco Systems        COM             17275R 10 2    2,667      155,778 SH                     0   0     0
Citigroup Inc        COM             172967 10 1    1,436       29,591 SH                     0   0     0
Citizens Comm        COM             17453B 10 1      384       31,375 SH                     0   0     0
Coca Cola Company    COM             191216 10 0    2,289       56,784 SH                     0   0     0
Comcast Corp Spl Cl ACOM             200300 20 0      670       26,077 SH                     0   0     0
Comcast Corp New Cl ACOM             20030N 20 0      618       23,859 SH                     0   0     0
ConocoPhillips       COM             20825C 10 4    1,561       26,834 SH                     0   0     0
Corning Inc          COM             219350 10 5    1,228       62,459 SH                     0   0     0
Costco Companies Inc.COM             22160Q 10 2    2,342       47,341 SH                     0   0     0
Disney               COM             254687 10 6    1,708       71,274 SH                     0   0     0
Dow Jones            COM             260561 10 5      429       12,088 SH                     0   0     0
EMC Corp             COM             268648 10 2      953       69,960 SH                     0   0     0
Ebay Inc.            COM             278642 10 3    1,084       25,075 SH                     0   0     0
Electronic Arts Inc. COM             285512 10 9      681       13,025 SH                     0   0     0
Eli Lilly            COM             532457 10 8    3,082       54,459 SH                     0   0     0
Emerson Electric     COM             291011 10 4    1,593       21,321 SH                     0   0     0
Exxon Mobil Corp     COM             30231G 10 2    2,713       48,307 SH                     0   0     0
Fifth Third Bancorp  COM             316773 10 0      505       13,400 SH                     0   0     0
First Data Corp.     COM             319963 10 4    2,151       50,006 SH                     0   0     0
Gannett              COM             364730 10 1    2,753       45,452 SH                     0   0     0
General Electric     COM             369604 10 3    3,983      113,635 SH                     0   0     0
General Mills	   COM             370334 10 4    1,310       26,558 SH                     0   0     0
Hain Celestial Group COM             405217 10 0      358       16,900 SH                     0   0     0
Hewlett-Packard CompaCOM             428236 10 3    3,327      116,214 SH                     0   0     0
Home Depot Inc.      COM             437076 10 2    2,349       58,032 SH                     0   0     0
Hubbell Inc Class A  CL  A           443510 10 2      576       13,950 SH                     0   0     0
Hubbell Inc Class B  CL  B           443510 20 1      466       10,336 SH                     0   0     0
Hutton Tele Trust                    447900 10 1       74       32,000 SH                     0   0     0
Intel Corp           COM             458140 10 0    5,449      218,300 SH                     0   0     0
Intl Business MachineCOM             459200 10 1    5,347       65,050 SH                     0   0     0
Intl Game Technology COM             459902 10 2      999       32,450 SH                     0   0     0
Jacobson Stores      COM             469834 10 5        0.1     69,255 SH                     0   0     0
Johnson & Johnson    COM             478160 10 4    4,541       75,562 SH                     0   0     0
Kansas City Life Ins COM             484836 10 1      210        4,200 SH                     0   0     0
Lee Enterprises      COM             523768 10 9      676       18,302 SH                     0   0     0
Liberty Media New    COM             530718 10 5      799      101,584 SH                     0   0     0
Lucent Technologies  COM             549463 10 7       42       15,722 SH                     0   0     0
Masco Corp           COM             574599 10 6    2,069       68,541 SH                     0   0     0
Mc Cormick & Co      COM NON VTG     579780 20 6    2,420       78,260 SH                     0   0     0
McClatchy Newspapers CL  A           579489 10 5      706       11,950 SH                     0   0     0
Medtronic Inc.       COM             585055 10 6      462        8,025 SH                     0   0     0
Merck                COM             589331 10 7      924       29,040 SH                     0   0     0
Microsoft Corp.      COM             594918 10 4    2,816      107,687 SH                     0   0     0
Minnesota Mining     COM             604059 10 5    3,170       40,902 SH                     0   0     0
Motorola             COM             620076 10 9    2,420      107,144 SH                     0   0     0
New York Times Class CL  A           650111 10 7    1,192       45,063 SH                     0   0     0
Oracle Corp		   COM             68389X 10 5      683 	    55,906 SH                     0   0     0
Pepsico Inc          COM             713448 10 8    4,741       80,246 SH                     0   0     0
Pfizer Inc           COM             717081 10 3    5,507      236,135 SH                     0   0     0
Procter & Gamble     COM             742718 10 9    4,145       71,612 SH                     0   0     0
Royal Dutch PetroleumNY REG GLD1.25  780257 80 4      454        7,387 SH                     0   0     0
Schlumberger         COM             806857 10 8    3,707       38,155 SH                     0   0     0
Servicemaster        COM             81760N 10 9      207       15,306 SH                     0   0     0
Snap On Tools        COM             833034 10 1    1,056       28,122 SH                     0   0     0
Sysco Corp.          COM             871829 10 7    1,880       60,533 SH                     0   0     0
Target Corporation   COM             87612e 10 6    3,526       64,151 SH                     0   0     0
Time Warner Inc      COM             887317 10 5    2,054      117,768 SH                     0   0     0
Tribune Co           COM             896047 10 7    1,405       46,444 SH                     0   0     0
U S T Inc            COM             902911 10 6      627       15,350 SH                     0   0     0
Union Pacific Corp   COM             907818 10 8      852       10,580 SH                     0   0     0
United Parcel ServiceCOM		 911312 10 6    2,924       38,906 SH 		          0   0     0
Verizon CommunicationCOM             92343v 10 4    1,998       66,338 SH                     0   0     0
Viacom Inc.          CL  B           925524 30 8    1,092       33,505 SH                     0   0     0
Vodafone Airtouch ADRADR             92857T 10 7    1,662       77,439 SH                     0   0     0
Wal-Mart Stores Inc. COM             931142 10 3    1,764       37,669 SH                     0   0     0
Wells Fargo & CompanyCOM             949740 10 4    1,659       26,408 SH                     0   0     0
Wyeth                COM		 983024 10 0    3,960  	    85,961 SH  	 	          0   0     0
Yahoo! Inc.          COM             984332 10 6    1,098       28,020 SH                     0   0     0
Zimmer Holdings Inc  COM             98956P 10 2    1,045       15,505 SH                     0   0     0
